SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
25	SUBSEQUENT EVENTS

In April 2013, Nann Capital increased its injected capital of which the Group also participated in the capital injection. Upon completion of this capital injection, the Group's ownership interest in Nann Capital remains at 40% and continues its significant influence in Nann Capital.